Financial Risk Management	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Financial Risk Management

Note 25. Financial Risk Management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

Foreign exchange risk

On July 15, 2020, the Company closed its initial public offering on the Nasdaq Global Market for aggregate gross proceeds of $107.7 million.

The Company decided not to convert the cash obtained through the capital increase into euros, as some of that cash will be used to cover expenses denominated in U.S. dollars over the coming years. Nevertheless, the Company incurs the majority of its expenses in euros and some of its USD cash resources may therefore have to be converted into euros in order to meet its business needs, thereby exposing the Company to foreign exchange risk.

At December 31, 2020, some of the U.S. dollar cash resources have been placed in short-term deposit accounts with maturities of less than six months ($9 million). In addition, the Company has taken the appropriate steps to ensure that hedging instruments can be put in place at any time to protect its activities against exchange rate fluctuations, whenever it deems necessary and in accordance with its investment policy.

At December 31, 2020, the Company completed three foreign currency forward contracts for a total amount of $60 million. Unfavorable exchange rate fluctuations between the euro and the U.S. dollar, which are difficult to forecast, could affect the Company’s financial position. Foreign currency forwards correspond to the change in fair value of the two contracts that have been entered into by the Company to protect against fluctuations in the exchange rate between the euro and the dollar up to $60 million. Forward currency forwards are recognized as a derivative financial instrument not qualified as a hedge within the meaning of IFRS 9. They are initially recorded on the balance sheet at fair value and upon subsequent recognition, the derivatives are measured at fair value and the resulting variations are recognized in financial income (refer to Note 22 “Commitments”).

The table below shows, at December 31, 2020, the sensitivity analysis of the Company's assets dominated in U.S. Dollar under the reasonable assumption of a variation of 5% based on the exchange rate at the closing date, to which the Company is exposed:

		Impact of a 5%
	Fair Value as of	change in
(in thousands of euros)	December 31, 2020	fair value
Cash and cash equivalents dominated in U.S. Dollar	72,429	(3,449)
Short-term deposit accounts dominated in U.S. Dollar	7,336	(349)

Credit risk

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as from client exposures.

The Company’s exposure to credit risk chiefly relates to trade receivables. The Company has put in place a system to monitor its receivables and their payment and clearance.

Generally, the Company is not exposed to a concentration of credit risk given the outstanding trade receivables balance at each reporting date.

Liquidity risk

Liquidity risk management aims to ensure that the Company disposes of sufficient liquidity and financial resources to be able to meet present and future obligations until the fourth quarter of 2022.

The Company prepares short‑term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.

Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.

The Company’s operations have consumed substantial amounts of cash since inception. Developing pharmaceutical product candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Company expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Company will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.